COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Oct. 09, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Loss Contingencies [Line Items]
Accrued bonuses		$ 2,100	$ 1,225	$ 720
Operating leases remaining lease terms		5 years		5 years
PUERTO RICO
Loss Contingencies [Line Items]
Total revenue, percentage		0.00%	0.00%
Lozano [Member]
Loss Contingencies [Line Items]
Payment for legal settlement	$ 1,600
Litigation reserve				$ 1,400
Litigation reserve, shares to be issued		270,000,000		270,000,000
Litigation reserve, shares to be issued, value		$ 27,000		$ 16,200
Lozano [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Litigation reserve		0
Lozano [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Litigation reserve		$ 1,400